Schedule of operating costs and expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Operating costs and expenses	R$ (19,119,637)
Selling expenses	(194,998)	R$ (159,825)	R$ (175,772)
General and administrative expenses	(924,561)	(809,408)	(711,289)
Other operating expenses, net	(235,910)	(256,475)	(322,506)
Total operating costs and expenses	(18,904,563)	(14,573,530)	(12,673,717)
Other operating expenses, net	1,334,633
Restated One [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses		(13,347,822)	(11,464,148)
Selling expenses		(159,825)	(175,772)
General and administrative expenses		(809,408)	(711,289)
Other operating expenses, net		(256,475)	(322,506)
Total operating costs and expenses		(14,573,530)	(12,673,715)
Electricity Purchased For Resale [Member] | Restated One [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses	(9,503,743)	(6,829,530)	(6,105,274)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses	(9,503,743)	(6,829,530)	(6,105,274)
Charge Of The Main Distribution And Transmission Grid [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses	(2,501,641)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses	(2,501,641)
Charge Of The Main Distribution And Transmission Grid [Member] | Restated One [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses		(1,525,567)	(1,249,275)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses		(1,525,567)	(1,249,275)
Personnel And Management [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses	(1,011,191)
Selling expenses	(12,526)
General and administrative expenses	(527,140)
Other operating expenses, net
Total operating costs and expenses	(1,550,857)
Personnel And Management [Member] | Restated One [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses		(1,143,323)	(945,312)
Selling expenses		(12,567)	(13,937)
General and administrative expenses		(446,005)	(366,133)
Other operating expenses, net
Total operating costs and expenses		(1,601,895)	(1,325,382)
Pension And Healthcare Plans [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses	(170,289)
Selling expenses	(1,644)
General and administrative expenses	(76,840)
Other operating expenses, net
Total operating costs and expenses	(248,773)
Pension And Healthcare Plans [Member] | Restated One [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses		(161,257)	(169,476)
Selling expenses		(1,615)	(1,914)
General and administrative expenses		(65,762)	(66,936)
Other operating expenses, net
Total operating costs and expenses		(228,634)	(238,326)
Materials And Supplies [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses	(63,692)
Selling expenses	(21)
General and administrative expenses	(6,109)
Other operating expenses, net
Total operating costs and expenses	(69,822)
Materials And Supplies [Member] | Restated One [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses		(65,357)	(74,071)
Selling expenses		(95)	(253)
General and administrative expenses		(7,228)	(5,873)
Other operating expenses, net
Total operating costs and expenses		(72,680)	(80,197)
Materials And Supplies For Power Electricity [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses	(1,854,948)	(404,496)	(49,352)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses	(1,854,948)	(404,496)	(49,352)
Natural Gas And Supplies For Gas Business [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses	(506,065)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses	(506,065)
Natural Gas And Supplies For Gas Business [Member] | Restated One [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses		(354,701)	(585,233)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses		(354,701)	(585,233)
Third Party Services [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses	(538,994)
Selling expenses	(6,559)
General and administrative expenses	(161,046)
Other operating expenses, net
Total operating costs and expenses	(706,599)
Third Party Services [Member] | Restated One [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses		(406,109)	(371,835)
Selling expenses		(4,913)	(7,711)
General and administrative expenses		(147,019)	(146,462)
Other operating expenses, net
Total operating costs and expenses		(558,041)	(526,008)
Depreciation And Amortization [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses	(1,016,466)
Selling expenses	(2)
General and administrative expenses	(50,717)
Other operating expenses, net	(15,354)
Total operating costs and expenses	(1,082,539)
Depreciation And Amortization [Member] | Restated One [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses		(945,595)	(892,813)
Selling expenses			(3)
General and administrative expenses		(48,963)	(43,190)
Other operating expenses, net		(15,355)	(14,720)
Total operating costs and expenses		(1,009,913)	(950,726)
Estimated Losses Provisions And Reversals [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses	134,854
Selling expenses	(181,023)
General and administrative expenses
Other operating expenses, net	(194,618)
Total operating costs and expenses	(240,787)
Estimated Losses Provisions And Reversals [Member] | Restated One [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses		40,143	120,689
Selling expenses		(128,466)	(140,348)
General and administrative expenses
Other operating expenses, net		(148,971)	(240,392)
Total operating costs and expenses		(237,294)	(260,051)
Construction Cost [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses	(1,899,844)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses	(1,899,844)
Construction Cost [Member] | Restated One [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses		(1,417,504)	(1,091,396)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses		(1,417,504)	(1,091,396)
Hydrological Risk Renegotiation [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses
Selling expenses
General and administrative expenses
Other operating expenses, net	1,570,543
Total operating costs and expenses	1,570,543
Other Operating Costs And Expenses Net [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses	(187,618)
Selling expenses	6,777
General and administrative expenses	(102,709)
Other operating expenses, net	(25,938)
Total operating costs and expenses	R$ (309,488)
Other Operating Costs And Expenses Net [Member] | Restated One [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses		(134,526)	(50,800)
Selling expenses		(12,169)		R$ (11,606)
General and administrative expenses		(94,431)	(82,695)
Other operating expenses, net		(92,149)	(67,394)
Total operating costs and expenses		R$ (333,275)	R$ (212,495)